SUPPLEMENT DATED APRIL 29, 2024
                     TO VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------
                AMERICAN GENERAL LIFE INSURANCE COMPANY

                         SEPARATE ACCOUNT D
                 Platinum Investor Variable Annuity
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This supplement describes certain changes to the investment options available under your contract.

Effective on or about April 26, 2024, below Underlying Fund of American Century Variable Portfolios, Inc. (the "Acquired Underlying Fund") was reorganized into the corresponding Underlying Fund of Lincoln Variable Insurance Products Trust (the "Acquiring Fund") as shown in the table below. All references in the prospectus to the Acquired Underlying Fund are replaced accordingly.


--------------------------------------- --------------------------------------
       Acquired Underlying Fund               Acquiring Underlying Fund
              Advisor                                  Advisor
                                                     Sub-advisor
--------------------------------------- --------------------------------------
   American Century VP Vlaue Fund -         LVIP American Century Value Fund -
   Class I                                  Standard Class II

   American Century Investment              Lincoln Financial Investments
   Management, Inc.                         Corporation

                                            American Century Investment
                                            Management, Inc.
--------------------------------------- ----------------------------------------




             Please keep this supplement with your prospectus